Income statement and Statement of comprehensive income - Statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net profit for the year	kr 38,951	kr 38,628	kr 38,130
Items that will not be reclassified subsequently to the income statement:
Remeasurements of retirement benefit obligations	(187)	87	103
Items that will be reclassified subsequently to the income statement:
Exchange rate adjustments of investments in subsidiaries	226	491	(632)
Cash flow hedges, realisation of previously deferred (gains)/losses	1,677	(2,027)	1,955
Cash flow hedges, deferred gains/(losses) incurred during the period	(329)	(1,677)	1,987
Other items	9	(27)	(577)
Tax on other comprehensive income, income/(expense)	(231)	755	(1,041)
Other comprehensive income for the year, net of tax	1,165	(2,398)	1,795
Total comprehensive income for the year	kr 40,116	kr 36,230	kr 39,925